Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
DSU Plan Activity
The following table summarizes information related to DSUs.

	2025	2024
Number of units (thousands)
Beginning of year	241	241
Granted	20	29
Notional dividends reinvested	9	10
Paid out	(7)	(39)
End of year	263	241

PSU Plans Activity
The following table summarizes information related to PSUs.

	2025	2024
Number of units (thousands)
Beginning of year	2,171	1,942
Granted	811	788
Notional dividends reinvested	74	78
Paid out	(641)	(609)
Cancelled/forfeited	(35)	(28)
End of year	2,380	2,171

Additional information ($ millions)
Compensation expense recognized	109	53
Compensation expense unrecognized (1)	43	34
Cash payout	39	44
Accrued liability as at December 31 (2)	177	105
Aggregate intrinsic value as at December 31 (3)	220	139
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2025	2024
Number of units (thousands)
Beginning of year	1,201	1,079
Granted	463	464
Notional dividends reinvested	39	38
Paid out	(315)	(357)
Cancelled/forfeited	(30)	(23)
End of year	1,358	1,201

Additional information ($ millions)
Compensation expense recognized	41	29
Compensation expense unrecognized (1)	24	21
Cash payout	19	19
Accrued liability as at December 31 (2)	73	54
Aggregate intrinsic value as at December 31 (3)	97	75
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year